Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net
7.	Property and equipment, net
Property and equipment consisted of the following:

	As of December 31,
	2020	2021
Cost:
Buildings	184,813,833	184,813,833
Electronic devices and other general equipment	5,153,850	5,491,675
Leasehold improvements	1,347,781	6,337,234

Total cost	191,315,464	196,642,742
Less: Accumulated depreciation	(27,348,427)	(31,583,879)

Property and equipment, net	163,967,037	165,058,863

Depreciation expense recognized for the years ended December 31, 2019, 2020 and 2021 were RMB3,821,283, RMB3,913,937 and RMB4,257,506. The net book amount of buildings pledged as collateral for the Group’s borrowings (Note 12) as at December 31, 2020 and 2021 was RMB 18,538,616 and RMB 18,049,651, respectively. The net book amount of buildings pledged as collateral for the Lianwai School’s borrowings as at December 31, 2020 and 2021 was RMB 66,783,536 and RMB 65,403,271, respectively. The net book amount of buildings pledged as collateral for the Lianwai Kindergarten’s borrowings as at December 31, 2020 and 2021 was RMB 4,852,182 and RMB 4,732,232, respectively.